Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Total	92,139,470	1,281,398
Common Stock Purchase Warrants [Member]
Total	9,538,533	200,007
Series AA Convertible Preferred Shares [Member]
Total	64,648,724
Series D Convertible Preferred Shares [Member]
Total		455,233
Stock Options [Member]
Total	17,952,213	16,667
Convertible Notes Variable Settlement Feature [Member]
Total		609,491